Note 13 - Subsequent Events (Details Textual) - Subsequent Event [Member]			1 Months Ended
	Apr. 15, 2016	Mar. 18, 2016 USD ($)	Jan. 31, 2016
September 2014 Term Loan [Member]
Minimum Required Cash Balance		$ 3,000,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	8
Commercial Relationship, Contractual Term		3 years
Number Of Viveve Systems Units, To Be Purchased In Next Twelve Months			47
Number Of Viveve Systems Units, To Be Purchased In Year Two			75
Number Of Viveve Systems Units, To Be Purchased In Year Three			109